Long-Term Debt (Based on Stated Maturity Dates Rather than Early Redemption Dates that Could be Elected by Instrument Holders) (Parenthetical) (Detail) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
		Feb. 28, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Repayment of Debt			$ 1,572	$ 1,610	$ 892
Securities due within one year	[1],[2]		(3,078)	$ (1,709)
Term Loans
Debt Instrument [Line Items]
Estimated mandatory prepayments due within one year			20
Dominion Energy Midstream Partners, LP
Debt Instrument [Line Items]
Securities due within one year			$ 250
Dominion Energy Midstream Partners, LP | Subsequent Event
Debt Instrument [Line Items]
Repayment of Debt		$ 250
3.53% Due 2028 | Dominion Energy Midstream Partners, LP | Private Placement | Subsequent Event
Debt Instrument [Line Items]
Repayment of Debt		$ 100
Interest rate		3.53%
3.91% Due 2038 | Dominion Energy Midstream Partners, LP | Private Placement | Subsequent Event
Debt Instrument [Line Items]
Repayment of Debt		$ 150
Interest rate		3.91%

[1]	Excludes $250 million of Dominion Energy Questar Pipeline's senior notes that matured in February 2018 which were repaid using proceeds from the January 2018 issuance, through private placement, of $100 million of 3.53% senior notes and $150 million of 3.91% senior notes that mature in 2028 and 2038, respectively.
[2]	Includes $20 million of estimated mandatory prepayments due within one year based on estimated cash flows in excess of debt service at SBL Holdco and Dominion Solar Projects III, Inc.